BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES - Disclosure of detailed information about foreign exchange rates used (Details)	9 Months Ended
	May 31, 2020 CAD_USD Rand_USD	May 31, 2019 CAD_USD Rand_USD	Aug. 31, 2019 CAD_USD Rand_USD
Rand / USD [Member]
Disclosure Of Basis Of Presentation And Significant Accounting Policies [Line Items]
Year-end rate | Rand_USD	17.5631		14.3314
Year average rate | Rand_USD	15.7345	14.2436
CAD / USD [Member]
Disclosure Of Basis Of Presentation And Significant Accounting Policies [Line Items]
Year-end rate | CAD_USD	1.3787		1.3295
Year average rate | CAD_USD	1.3468	1.3267